INVESTMENT OPERATIONS - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) position	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Available-for-sale securities
Net gains (losses) from equity securities still held at period end	$ (8.0)	$ 13.0	$ 50.0
Gains from equity securities sold	4.0	0.0	$ (3.0)
Continuous unrealized loss position, 12 months or longer	$ 56.0	76.0
Number of positions in unrealized loss position | position	742
Number of positions in unrealized loss position with allowance established | position	5
Fixed maturity securities - AFS	$ 71,035.0	70,119.0
Available-for-sale securities, amortized cost	66,042.0	63,220.0
Securities in trading portfolio	2,888.0	2,958.0
Non-income producing investments	21.0	28.0
Policy loans	1,527.0	1,593.0
Total fixed maturity securities - AFS
Available-for-sale securities
Fixed maturity securities - AFS	70,255.0	69,733.0
Available-for-sale securities, amortized cost	65,262.0	62,834.0
Securities in trading portfolio	2,793.0	2,862.0
Commercial mortgage-backed securities
Available-for-sale securities
Continuous unrealized loss position, 12 months or longer	6.0	4.0
Fixed maturity securities - AFS	2,307.0	2,534.0
Available-for-sale securities, amortized cost	2,239.0	2,429.0
Securities in trading portfolio	209.0	214.0
Other asset-backed securities
Available-for-sale securities
Continuous unrealized loss position, 12 months or longer	1.0	5.0
Fixed maturity securities - AFS	1,420.0	1,578.0
Available-for-sale securities, amortized cost	1,391.0	1,546.0
Securities in trading portfolio	185.0	163.0
Corporate securities
Available-for-sale securities
Continuous unrealized loss position, 12 months or longer	37.0	66.0
Fixed maturity securities - AFS	53,699.0	52,107.0
Available-for-sale securities, amortized cost	49,211.0	46,150.0
Securities in trading portfolio	1,875.0	$ 1,860.0
Below investment grade
Available-for-sale securities
Fixed maturity securities - AFS	2.5
Available-for-sale securities, amortized cost	2.3
Securities in trading portfolio	129.0
Securities not publicly traded	550.0
Below investment grade | Corporate securities
Available-for-sale securities
Unrealized losses, greater than twelve months, credit related	$ 1.0
Below investment grade | Minimum
Available-for-sale securities
Interest rate on standard policy loans (as a percent)	3.00%	3.00%
Below investment grade | Maximum
Available-for-sale securities
Interest rate on standard policy loans (as a percent)	8.00%	8.00%